Summary of significant accounting policies - Take-in Kind Oil and Natural Gas Revenues (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disaggregation of Revenue
Number of revenue sources	2		2
Operating regions	5		6
Revenue	$ 91,310	$ 93,850	$ 497,417	$ 290,193	$ 87,098
Permian
Disaggregation of Revenue
Revenue	51,810	49,382	266,856	151,179	37,205
Eagle Ford
Disaggregation of Revenue
Revenue	10,962	12,887	64,879	40,898	12,554
Bakken
Disaggregation of Revenue
Revenue	13,075	16,352	64,999	56,055	27,769
Haynesville
Disaggregation of Revenue
Revenue	8,947	5,438	62,743	12,039	9,110
Denver-Julesburg
Disaggregation of Revenue
Revenue	6,516	9,791	37,880	29,191
SCOOP/STACK
Disaggregation of Revenue
Revenue			60	831	460
Oil
Disaggregation of Revenue
Revenue	73,475	72,586	338,163	215,250	70,870
Natural Gas
Disaggregation of Revenue
Revenue	$ 17,835	$ 21,264	$ 159,254	$ 74,943	$ 16,228